Other Non-Operating Income (Expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Non-Operating Income (Expense)
Foreign exchange (loss) gain	$ (780)	$ 276
Interest (income) expense	328	(191)
Gain on Kuya option exercise		973
Realized (gain) loss on marketable securities	(220)	(103)
Other non-operating income	11
Loss on conversion of Glencore loan		(1,566)
Loss on financial derivatives revaluation on Glencore loan		(12)
Reversal of impairment charges	1,338
Flow-through share premium		321
Other		144
Other non-operating (income) expense	$ 677	$ (158)